Discontinued operations and disposals	6 Months Ended
Sep. 30, 2025
Discontinued operations and assets held for sale
Discontinued operations and disposals
4	Discontinued operations and disposals
Where operations constitute a separately reportable segment and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the unaudited condensed consolidated financial statements include amounts for continuing operations, unless indicated otherwise.
Transactions between the Group’s continuing and discontinued operations are eliminated in full in the consolidated income statement. To the extent that the Group considers that the commercial relationships with discontinued operations will continue post-disposal, transactions are reflected within continuing operations with an opposite charge or credit reflected within the results of discontinued operations resulting in a net nil impact on the Group’s Profit for the financial year for the years presented.
Disposal of Vodafone Spain
The disposal of Vodafone Spain completed on 31 May 2024 and resulted in a loss on disposal for the year ended 31 March 2025 of
€
148 million.
Disposal of Vodafone Italy
The disposal of Vodafone Italy completed on 31 December 2024 and resulted in a loss on disposal for the year ended 31 March 2025 of
€
1,133 million.
Discontinued operations
The results of Vodafone Spain and Vodafone Italy were reported as discontinued operations in the prior year ended 31 March 2025 through to the date of disposal. A summary of the results from these discontinued operations is below.

	Six months ended 30 September
	2025	2024
	€ m	€ m
Profit/(loss) for the financial period - Discontinued operations
Vodafone Spain 1	–	76
Vodafone Italy	–	(60)
Total	–	16

Earnings per share - Discontinued operations
- Basic	–	0.06c
- Diluted	–	0.06c
Note:
1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.
Assets held for sale
Assets of
€
109 million are reported as held for sale at 30 September 2025. This comprises certain fibre network assets in Vodacom South Africa which are planned to be transferred into a joint venture arrangement, Maziv (Proprietary) Limited.
There were
no
assets and liabilities reported as held for sale at 31 March 2025.